Derivative Warrant Liability (Details)	May 07, 2024 $ / shares shares
IPO [Member]
Derivative Warrant Liability [Line Items]
Warrant exercisable | shares	459,770
IPO [Member]
Derivative Warrant Liability [Line Items]
Exercise price per share | $ / shares	$ 4.35